Schedule of Investments
October 31, 2024 (unaudited)
Ranger Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.40%

Apparel Retailers - 1.56%
Boot Barn Holdings, Inc. (2)	3,655	455,230

Banks - 4.10%
Cadence Bank	13,354	446,424
Home Bancshares, Inc.	27,437	748,756

		1,195,180

Biotechnology - 3.53%
ANI Pharmaceuticals, Inc. (2)	8,865	507,477
Medpace Holdings, Inc. (2)	1,661	521,919

		1,029,396

Building Materials: Other - 1.94%
The AZEK Co., Inc. Class A (2)	6,770	297,880
TopBuild Corp. (2)	760	268,569

		566,449

Building Products - 4.61%
AAON, Inc.	8,150	930,893
Simpson Manufacturing Co., Inc.	2,295	412,618

		1,343,511

Computer Services - 3.14%
Workiva, Inc. Class A (2)	11,484	915,964

Cosmetics - 0.96%
e.l.f. Beauty, Inc. (2)	2,670	281,018

Crude Petroleum & Natural Gas - 4.64%
Magnolia Oil & Gas Corp.	23,560	595,597
Permian Resources Corp.	55,515	756,669

		1,352,266

Electric Utilities - 2.64%
Excelerate Energy, Inc	32,175	768,339

Electronic Equipment: Gauges and Meters - 1.49%
Mesa Laboratories, Inc.	3,809	434,378

Foods - 1.73%
J&J Snack Foods Corp.	3,065	503,028

Footware - 1.73%
Steven Madden, Ltd.	11,185	502,989

Health Care Equipment & Supplies - 0.80%
Merit Medical Systems, Inc. (2)	2,350	231,851

Health Information Services - 2.05%
HealthEquity, Inc. (2)	7,016	598,114

Health Care Providers & Services - 2.27%
Chemed Corp.	1,227	662,874

Home Construction - 2.18%
Champion Homes, Inc. (2)	7,206	635,785

Machinery - 2.29%
Federal Signal Corp.	8,195	668,466

Medical Equipment - 5.75%
LeMaitre Vascular, Inc.	11,064	977,947
Repligen Corp. (2)	5,200	698,204

		1,676,151

Medical Supplies - 1.07%
Conmed Corp.	4,585	312,880

Oil & Gas Field Services, Nec - 3.50%
Aris Water Solutions, Inc. Class A	31,007	511,616
Oceaneering International, Inc. (2)	20,798	507,471

		1,019,087

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.87%
MSA Safety, Inc. (2)	3,290	545,976

Refuse Systems - 2.95%
Casella Waste Systems, Inc. (2)	8,775	858,897

Restaurants and Bars - 4.59%
Texas Roadhouse, Inc.	6,995	1,336,884

Retail-Grocery Stores - 2.40%
Sprouts Farmers Market, Inc (2)	5,440	698,659

Services - Home Health Care Services - 1.75%
Option Care Health, Inc. (2)	22,190	511,258

Services - Membership Sports & Recreation Clubs - 2.64%
OneSpaWorld Holdings Ltd. (Bahamas)	43,880	768,339

Services - Miscellaneous Equipment Rental and Leasing - 2.25%
WillScot Mobile Mini Holdings Corp. (2)	19,770	655,178

Services Prepackaged Software - 3.82%
Guidewire Software, Inc. (2)	5,985	1,114,766

Software - 13.34%
AppFolio, Inc. Class A (2)	2,788	579,542
DoubleVerify Holdings, Inc. (2)	14,652	249,817
nCino, Inc. (2)	5,979	223,017
PDF Solutions, Inc. (2)	14,014	396,876
Paylocity Holding Corp. (2)	3,545	654,301
Pegasystems, Inc.	17,270	1,371,929
Simulations Plus, Inc.	15,153	412,465

		3,887,945

Specialty Business Services - 0.50%
UL Solutions, Inc. (2)	2,810	146,008

Specialty Chemicals - 1.61%
Quaker Chemical Corp.	3,100	469,898

Specialty Retail - 0.47%
America's Car-Mart, Inc. (2)	3,480	135,859

Specialty Retail - 2.02%
Triumph Financial, Inc. (2)	6,651	587,749

Transaction Processing Services - 2.49%
i3 Verticals, Inc. (2)	15,206	349,586
Repay Holdings Corp. (2)	47,380	376,908

		726,494

Trucking - 1.73%
SAIA, Inc. (2)	1,035	505,711

Total Common Stocks	(Cost $ 25,075,423)	28,102,578

Short-Term Investment - 3.63%

First American Government Obligation Fund - Class Z 5.236% (3)	1,058,257	1,058,257

Total Short-Term Investment	(Cost $ 1,058,257)	1,058,257

Total Investments - 100.03%	(Cost $ 26,133,680)	29,160,836

Liabilities Less Other Assets - (0.03%)		(7,777)

Total Net Assets - 100.00%		29,153,058

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$29,160,836	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$29,160,836	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2024.